Note 6 - Leases - Future Minimum Time-charter Receipts (Details) - Time Charter Contracts [Member] $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 39,290
2019	39,352
2020	39,030
2021	13,627
Total	$ 131,299